June 1, 1997
                      THE DREYFUS/LAUREL FUNDS, INC. _
                   DREYFUS DISCIPLINED MIDCAP STOCK FUND
                          SUPPLEMENT TO PROSPECTUS
                            DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                              330/730s060197



                                                                  June 1, 1997
                    THE DREYFUS/LAUREL FUNDS, INC._
                    DREYFUS DISCIPLINED STOCK FUND
                       SUPPLEMENT TO PROSPECTUS
                         DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                               728s060197



                                                                  June 1, 1997
                      THE DREYFUS/LAUREL FUNDS, INC._
                      DREYFUS BOND MARKET INDEX FUND
                         SUPPLEMENT TO PROSPECTUS
                           DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                               310/710s060197



                                                                  June 1, 1997
                       THE DREYFUS/LAUREL FUNDS, INC._
                 DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  302s060197




                                                                  June 1, 1997
                          THE DREYFUS/LAUREL FUNDS, INC._
                     DREYFUS DISCIPLINED EQUITY INCOME FUND
                             SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY
CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  318s060197


                                                                  June 1, 1997
                        THE DREYFUS/LAUREL FUNDS, INC._
                        DREYFUS MONEY MARKET RESERVES
                         DREYFUS MUNICIPAL RESERVES
                        DREYFUS U.S. TREASURY RESERVES
                          SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                LMMKTs060197




                                                                  June 1, 1997
                      THE DREYFUS/LAUREL FUNDS, INC._
             DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
                        SUPPLEMENT TO PROSPECTUS
                          DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  713s060197



                                                                  June 1, 1997
                          THE DREYFUS/LAUREL FUNDS, INC._
                  DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1997
        EFFECTIVE JUNE 1, 1997, THE FOLLOWING INFORMATION SUPERSEDES ANY
CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
                                                                  323s060197